Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments - classification
Schedule of financial assets and liabilities at fair value by valuation hierarchy

	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	35,260	395	35,655	—	33,482	721	34,203
Securities	7,463	2,458	1	9,922	19,563	5,371	21	24,955
Derivatives	5	98,533	1,007	99,545	—	105,222	917	106,139
Other financial assets
Loans	—	172	727	899	—	359	207	566
Securities	10,380	6,278	203	16,861	28,880	7,951	186	37,017
Total financial assets held at fair value	17,848	142,701	2,333	162,882	48,443	152,385	2,052	202,880
As % of total fair value assets	11%	88%	1%		24%	75%	1%

Liabilities
Trading liabilities
Deposits	—	42,486	1	42,487	—	38,658	2	38,660
Debt securities in issue	—	797	—	797	—	974	—	974
Short positions	7,462	2,062	—	9,524	20,507	4,456	1	24,964
Derivatives	2	93,070	975	94,047	—	100,229	606	100,835
Other financial liabilities
Debt securities in issue	—	1,327	—	1,327	—	1,103	—	1,103
Other deposits	—	1,050	—	1,050	—	568	—	568
Subordinated liabilities	—	345	—	345	—	703	—	703
Total financial liabilities held at fair value	7,464	141,137	976	149,577	20,507	146,691	609	167,807
As % of total fair value liabilities	5%	94%	1%		12%	88%	0%

(1)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(2)

For an analysis of debt securities held at mandatory fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	2022	2021
Adjustment	£m	£m
Funding – FVA	173	90
Credit – CVA	300	390
Bid – Offer	130	113
Product and deal specific	141	119
	744	712

Schedule of valuation techniques for unobservable inputs of level 3 financial instruments

				2022		2021
Financial instrument	Valuation technique	Unobservable inputs	Units	Low	High	Low	High
Trading assets and Other financial assets
Loans	Price-based	Price	%	—	113	—	106
	Discount cash flow	Credit spreads	bps	56	114	40	102
	Discount cash flow	Discount margin	bps	—	—	46	55

Debt securities	Price-based	Price	%	—	225	—	240

Equity Shares	Price-based	Price	GBP	—	34,027	—	30,378
	Price-based	Price	%	—	30	—	7
	Discount cash flow	Discount margin	%	6	8	6	8
	Net asset valuation	Fund NAV	%	80	120	80	120

Derivative assets and liabilities
Credit derivatives	Credit derivative pricing	Credit spreads	bps	7	530	6	635
	Option pricing	Correlation	%	(15)	95	(15)	95
		Volatility	%	30	80	30	108
		Upfront points	%	—	99	—	100
		Recovery rate	%	—	60	—	60

Interest rate & FX	Option pricing	Correlation	%	(50)	100	(50)	100
derivatives		Volatility	%	30	127	17	77
		Constant Prepayment Rate	%	2	21	2	16
		Mean Reversion	%	—	92	—	92
		Inflation volatility	%	1	2	1	2
		Inflation rate	%	2	3	2	3

(1)

Valuation for private equity investments may be estimated by looking at past prices of similar stocks and from valuation statements where valuations are usually derived from earnings measures such as EBITDA or net asset value (NAV). Similarly, for equity or bond fund investments, prices may be estimated from valuation or credit statements using NAV or similar measures.

(2)	NatWest Group does not have any material liabilities measured at fair value that are issued with an inseparable third-party credit enhancement.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	2022			2021
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	395	10	(10)	721	10	(10)
Securities	1	—	—	21	—	—
Derivatives	1,007	50	(50)	917	60	(70)
Other financial assets
Loans	727	—	(10)	207	10	(10)
Securities	203	20	(30)	186	20	(20)
	2,333	80	(100)	2,052	100	(110)

Liabilities
Trading liabilities
Deposits	1	—	—	2	—	—
Debt securities in issue	—	—	—	—	—	—
Short positions	—	—	—	1	—	—
Derivatives	975	30	(30)	606	30	(30)
	976	30	(30)	609	30	(30)

Schedule of movement in level 3 assets and liabilities

	2022				2021
	Trading	Other			Trading	Other
	assets	financial	Total	Total	assets	financial	Total	Total
	(2)	assets (3)	assets	liabilities	(2)	assets (3)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,658	394	2,052	609	1,388	335	1,723	894
Amounts recorded in the income statement (1)	157	(14)	143	381	(93)	(29)	(122)	(90)
Amounts recorded in the statement of comprehensive income	—	(20)	(20)	—	—	23	23	—
Level 3 transfers in	194	532	726	81	125	3	128	20
Level 3 transfers out	(269)	(68)	(337)	(64)	(104)	(6)	(109)	(168)
Purchases/originations	629	185	814	382	965	452	1,416	305
Settlements/other decreases	(115)	—	(115)	(41)	(47)	(364)	(411)	(28)
Sales	(857)	(101)	(958)	(378)	(573)	(17)	(590)	(321)
Foreign exchange and other	6	22	28	6	(3)	(3)	(6)	(3)
At 31 December	1,403	930	2,333	976	1,658	394	2,052	609

Amounts recorded in the income statement in respect of balances held at year end:
- unrealised	157	(16)	141	381	(93)	(32)	(126)	(90)

(1)	There were £224 million net losses on trading assets and liabilities (2021 - £3 million net losses) recorded in income from trading activities. Net losses on other instruments of £14 million (2021 - £29 million net losses) were recorded in other operating income and interest income as appropriate.
(2)	Trading assets comprise assets held at fair value in trading portfolios.
(3)	Other financial assets comprise fair value through other comprehensive income, designated as at fair value through profit or loss and other fair value through profit or loss.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where
	fair value
	approximates	Carrying	Fair	Fair value hierarchy level
	carrying value	value	value	Level 1	Level 2	Level 3
2022	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	144.8	—	—	—	—	—
Settlement balances	2.6	—	—	—	—	—
Loans to banks	0.1	7.0	7.0	—	4.2	2.8
Loans to customers	—	366.3	354.5	—	20.3	334.2
Other financial assets - securities	—	13.1	12.8	3.6	3.2	6.0
2021
Financial assets
Cash and balances at central banks	177.8	—	—	—	—	—
Settlement balances	2.1	—	—	—	—	—
Loans to banks	0.1	7.5	7.5	—	5.0	2.5
Loans to customers	—	359.0	354.1	—	28.0	326.1
Other financial assets - securities	—	8.6	8.6	4.4	0.7	3.5
2022
Financial liabilities
Bank deposits	4.7	15.7	15.3	—	13.1	2.2
Customer deposits	407.0	43.3	43.3	—	12.7	30.6
Settlement balances	2.0	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	46.7	46.1	—	40.7	5.4
Subordinated liabilities	—	5.9	5.6	—	5.5	0.1
Notes in circulation	3.2	—	—	—	—	—
2021
Financial liabilities
Bank deposits	4.9	21.4	21.0	—	18.7	2.3
Customer deposits	442.4	37.4	37.6	—	18.1	19.5
Settlement balances	2.1	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	47.7	48.6	—	41.4	7.2
Subordinated liabilities	—	7.7	8.3	—	8.2	0.1
Notes in circulation	3.0	—	—	—	—	—